Note 13 - Financial Risk Management (Details Textual) - CAD ($)	Dec. 31, 2023	Mar. 31, 2023
Statement Line Items [Line Items]
Total cash	$ 1,453,147	$ 574,587
Total current liabilities	$ 1,822,554	$ 2,912,822